Stock-Based Compensation - Stock Options Outstanding Additional Information (Detail)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options, Shares | shares	9,115,010
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	4 years 3 months 18 days
Outstanding Options, Weighted-Average Exercise Price	$ 34.52
Exercisable Options, Shares | shares	7,372,036
Exercisable Options, Weighted-Average Exercise Price	$ 31.61
Exercise Price Range $11.02-$20.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	11.02
Upper range limit of Exercise Prices	$ 20.00
Outstanding Options, Shares | shares	684,748
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	1 month 6 days
Outstanding Options, Weighted-Average Exercise Price	$ 11.20
Exercisable Options, Shares | shares	684,748
Exercisable Options, Weighted-Average Exercise Price	$ 11.20
Exercise Price Range $20.01-$25.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	20.01
Upper range limit of Exercise Prices	$ 25.00
Outstanding Options, Shares | shares	856,259
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	1 year 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 23.84
Exercisable Options, Shares | shares	856,259
Exercisable Options, Weighted-Average Exercise Price	$ 23.84
Exercise Price Range $25.01-$30.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	25.01
Upper range limit of Exercise Prices	$ 30.00
Outstanding Options, Shares | shares	2,711,719
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	2 years 7 months 6 days
Outstanding Options, Weighted-Average Exercise Price	$ 28.65
Exercisable Options, Shares | shares	2,711,719
Exercisable Options, Weighted-Average Exercise Price	$ 28.65
Exercise Price Range $30.01-$35.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	30.01
Upper range limit of Exercise Prices	$ 35.00
Outstanding Options, Shares | shares	700,487
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	4 years
Outstanding Options, Weighted-Average Exercise Price	$ 33.98
Exercisable Options, Shares | shares	700,487
Exercisable Options, Weighted-Average Exercise Price	$ 33.98
Exercise Price Range $35.01-$40.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	35.01
Upper range limit of Exercise Prices	$ 40.00
Outstanding Options, Shares | shares	1,415,509
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	7 years 1 month 6 days
Outstanding Options, Weighted-Average Exercise Price	$ 39.49
Exercisable Options, Shares | shares	669,718
Exercisable Options, Weighted-Average Exercise Price	$ 39.49
Exercise Price Range $40.01-$45.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	40.01
Upper range limit of Exercise Prices	$ 45.00
Outstanding Options, Shares | shares	1,737,831
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	5 years 7 months 6 days
Outstanding Options, Weighted-Average Exercise Price	$ 42.41
Exercisable Options, Shares | shares	1,490,255
Exercisable Options, Weighted-Average Exercise Price	$ 42.10
Exercise Price Range $45.01-$50.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	45.01
Upper range limit of Exercise Prices	50.00
Exercise Price Range $50.01-$55.01 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	50.01
Upper range limit of Exercise Prices	$ 55.01
Outstanding Options, Shares | shares	1,008,457
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	8 years 1 month 6 days
Outstanding Options, Weighted-Average Exercise Price	$ 54.97
Exercisable Options, Shares | shares	258,850
Exercisable Options, Weighted-Average Exercise Price	$ 54.97